Quarterly Holdings Report
for

Fidelity® Europe Fund

January 31, 2021

EUR-QTLY-0321
1.813067.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bailiwick of Jersey - 1.3%
Glencore Xstrata PLC	3,848,700	$12,847,452
Belgium - 2.1%
Fagron NV	132,187	3,272,477
KBC Groep NV	120,300	8,426,547
UCB SA	82,000	8,510,189

TOTAL BELGIUM		20,209,213

Bermuda - 2.2%
Hiscox Ltd. (a)	833,314	10,668,654
Lancashire Holdings Ltd.	1,103,715	10,306,019

TOTAL BERMUDA		20,974,673

Denmark - 4.0%
A.P. Moller - Maersk A/S Series B	4,912	10,090,073
GN Store Nord A/S	112,800	8,650,589
ORSTED A/S (b)	108,000	20,565,219

TOTAL DENMARK		39,305,881

Finland - 3.4%
Nokian Tyres PLC	440,100	16,161,362
Stora Enso Oyj (R Shares)	250,000	4,550,812
UPM-Kymmene Corp.	350,000	12,525,656

TOTAL FINLAND		33,237,830

France - 4.6%
ALD SA (b)	378,377	5,197,911
Sanofi SA	267,500	25,157,922
Total SA	327,807	13,816,550

TOTAL FRANCE		44,172,383

Germany - 6.8%
Delivery Hero AG (a)(b)	53,800	8,193,768
Deutsche Post AG	300,000	14,818,530
Instone Real Estate Group BV (a)(b)	577,055	14,670,973
JOST Werke AG (a)(b)	265,040	13,428,440
LEG Immobilien AG	70,739	10,164,085
Talanx AG	81,300	3,038,778
WashTec AG	29,300	1,742,294

TOTAL GERMANY		66,056,868

Hungary - 1.3%
Richter Gedeon PLC	463,900	13,126,144
Ireland - 2.7%
Dalata Hotel Group PLC	1,100,000	4,458,583
Flutter Entertainment PLC	8,100	1,512,132
Irish Residential Properties REIT PLC	4,085,947	7,169,992
UDG Healthcare PLC (United Kingdom)	1,175,800	13,145,942

TOTAL IRELAND		26,286,649

Israel - 0.8%
NICE Systems Ltd. (a)	30,000	7,765,512
Italy - 3.3%
Banca Farmafactoring SpA (b)	1,950,000	10,755,390
MARR SpA	193,646	4,037,285
Prada SpA (a)	1,637,100	10,092,978
Recordati SpA	130,700	6,775,861

TOTAL ITALY		31,661,514

Luxembourg - 2.0%
B&M European Value Retail SA	907,300	6,653,270
Stabilus SA	171,100	12,821,671

TOTAL LUXEMBOURG		19,474,941

Malta - 2.3%
Kambi Group PLC (a)	392,159	21,963,119
Netherlands - 10.8%
ASM International NV (Netherlands)	41,800	10,713,414
ASML Holding NV (Netherlands)	57,900	30,910,148
ASR Nederland NV	288,100	11,159,990
BE Semiconductor Industries NV	101,500	6,979,114
Heineken NV (Bearer)	119,800	12,494,240
Intertrust NV (b)	786,719	12,086,791
Koninklijke Philips Electronics NV	200,000	10,901,835
RHI Magnesita NV	180,642	9,603,257

TOTAL NETHERLANDS		104,848,789

Norway - 3.3%
Kongsberg Gruppen ASA	610,000	11,836,018
Schibsted ASA:
(A Shares)	168,533	6,370,984
(B Shares)	185,500	6,003,187
TGS Nopec Geophysical Co. ASA	615,283	8,239,163

TOTAL NORWAY		32,449,352

South Africa - 2.1%
Naspers Ltd. Class N	86,500	20,009,985
Spain - 2.1%
Aena Sme SA (a)(b)	40,000	6,179,397
Amadeus IT Holding SA Class A	96,800	6,180,031
Prosegur Cash SA (b)	8,817,139	7,725,428

TOTAL SPAIN		20,084,856

Sweden - 13.8%
Dustin Group AB (b)	1,799,954	17,102,826
Ericsson (B Shares)	815,200	10,264,549
HEXPOL AB (B Shares)	1,405,300	15,413,011
Nordnet AB	59,300	955,181
Securitas AB (B Shares)	996,200	15,408,596
Stillfront Group AB (a)	984,000	10,474,349
Swedbank AB (A Shares)	1,267,400	23,930,492
Swedish Match Co. AB	275,200	21,274,870
VNV Global AB (a)	1,389,670	18,426,270
VNV Global AB warrants 8/10/23 (a)	338,136	760,738

TOTAL SWEDEN		134,010,882

Switzerland - 8.3%
Dufry AG (a)	42,408	2,289,056
Nestle SA (Reg. S)	349,160	39,139,646
Roche Holding AG (participation certificate)	113,150	39,049,432

TOTAL SWITZERLAND		80,478,134

United Kingdom - 20.2%
AstraZeneca PLC (United Kingdom)	259,100	26,431,101
Auto Trader Group PLC (b)	1,791,800	13,814,009
Beazley PLC	685,000	2,922,653
BP PLC (a)	3,400,329	12,635,472
Close Brothers Group PLC	355,531	6,868,544
Compass Group PLC	15,700	280,446
Cranswick PLC	201,813	9,440,191
Diageo PLC	538,700	21,627,292
Dr. Martens Ltd. (a)	92,400	468,427
J.D. Weatherspoon PLC (a)	320,000	5,046,536
London Stock Exchange Group PLC	58,000	6,885,475
Mondi PLC	632,639	14,974,148
Prudential PLC	1,416,774	22,667,574
Sabre Insurance Group PLC (b)	4,624,222	16,061,450
THG PLC	566,900	5,600,281
Ultra Electronics Holdings PLC	308,600	8,443,881
Volution Group PLC (a)	2,794,243	11,179,314
WH Smith PLC	490,000	10,272,015

TOTAL UNITED KINGDOM		195,618,809

United States of America - 1.2%
Autoliv, Inc. (depositary receipt)	126,400	11,323,557
TOTAL COMMON STOCKS
(Cost $804,456,040)		955,906,543

Convertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Roofoods Ltd. Series H (c)(d)
(Cost $438,876)	500	438,876

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.09% (e)
(Cost $13,190,796)	13,188,158	13,190,796
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $818,085,712)		969,536,215
NET OTHER ASSETS (LIABILITIES) - 0.0%		(168,892)
NET ASSETS - 100%		$969,367,323

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,781,602 or 15.0% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $438,876 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Roofoods Ltd. Series H	1/15/21	$438,876

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,252
Fidelity Securities Lending Cash Central Fund	32,212
Total	$34,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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